PROJECT ASSETS	12 Months Ended
Dec. 31, 2015
PROJECT ASSETS
PROJECT ASSETS

6. PROJECT ASSETS

        Project assets consist of the following:

	At December 31, 2014	At December 31, 2015
	$	$
Project assets—Acquisition cost	119,060	2,220
Project assets—EPC and other cost	185,451	111,911

	304,511	114,131

Current portion	235,228	111,317
Non-current portion	69,283	2,814

        The Company recorded impairment charges for project assets of $1,558, $2,311 and nil for the years ended December 31, 2013, 2014 and 2015, respectively.